Note 14 - Restructuring Costs (Details Textual) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Expense of restructuring activities	$ 7,118		$ 7,118
Total restructuring provision	$ 2,500		$ 2,500